Intangible Assets - Change in Carrying Value of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 65,141
Amortization	11,550	$ 13,722	$ 15,653
Ending balance	65,421	65,141
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	355,323	341,207
Additions	12,246	7,544
On acquisitions (Refer Note 4(a), 4(b))	682
Translation adjustments	(5,620)	6,572
Ending balance	362,631	355,323	341,207
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	290,182	271,107
Amortization	11,550	13,722
Translation adjustments	(4,522)	5,353
Ending balance	297,210	290,182	271,107
Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	393
Customer contracts [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	158,014	155,214
On acquisitions (Refer Note 4(a), 4(b))	536
Translation adjustments	(2,387)	2,800
Ending balance	156,163	158,014	155,214
Customer contracts [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	158,014	154,093
Amortization	133	1,123
Translation adjustments	(2,377)	2,798
Ending balance	155,770	158,014	154,093
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	44,883
Ending balance	41,222	44,883
Customer relationships [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	121,622	120,427
Translation adjustments	(570)	1,195
Ending balance	121,052	121,622	120,427
Customer relationships [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	76,739	71,965
Amortization	3,645	3,631
Translation adjustments	(554)	1,143
Ending balance	79,830	76,739	71,965
Intellectual property rights [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,511	4,068
Translation adjustments	(199)	443
Ending balance	4,312	4,511	4,068
Intellectual property rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,511	4,068
Translation adjustments	(199)	443
Ending balance	4,312	4,511	4,068
Trade names [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	641	638
Translation adjustments	(3)	3
Ending balance	638	641	638
Trade names [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	641	638
Translation adjustments	(3)	3
Ending balance	638	641	638
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,757
Ending balance	1,982	2,757
Technology [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,987	5,950
Translation adjustments	(40)	37
Ending balance	5,947	5,987	5,950
Technology [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,230	2,440
Amortization	766	765
Translation adjustments	(31)	25
Ending balance	3,965	3,230	2,440
Leasehold benefits [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Leasehold benefits [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Covenant not-to-compete [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,161	9,060
Translation adjustments	(96)	101
Ending balance	9,065	9,161	9,060
Covenant not-to-compete [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,161	7,474
Amortization	0	1,587
Translation adjustments	(96)	100
Ending balance	9,065	9,161	7,474
Service mark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400
Ending balance	400	400
Service mark [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400	400
Ending balance	400	400	400
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	17,101
Ending balance	21,424	17,101
Software [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	53,152	43,615
Additions	12,246	7,544
On acquisitions (Refer Note 4(a), 4(b))	146
Translation adjustments	(2,325)	1,993
Ending balance	63,219	53,152	43,615
Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	36,051	28,594
Amortization	7,006	6,616
Translation adjustments	(1,262)	841
Ending balance	$ 41,795	$ 36,051	$ 28,594